CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 83,642	$ 77,015
Marketable securities	53,341	95,445
Accounts receivable, net	21,818	18,936
Prepaid expenses and other current assets	5,453	6,799
Restricted cash, current	1,101	1,092
Total current assets	165,355	199,287
Restricted cash, non-current	0	5,877
Property and equipment, net	5,718	1,659
Operating lease right-of-use assets	37,776	3,297
Intangible assets, net	6,987	9,064
Goodwill	1,211	1,211
Other assets	700	478
Total assets	217,747	220,873
Current liabilities:
Accounts payable	3,354	3,339
Operating lease liabilities, current	3,348	3,130
Liability for unvested restricted stock	10,483	16,201
Accrued expenses	14,998	8,122
Total current liabilities	32,183	30,792
Long-term operating lease liabilities	36,254	211
Total liabilities	68,437	31,003
Commitments and contingencies
Redeemable convertible preferred stock	447,166	447,166
Stockholders' deficit:
Common stock	3	3
Additional paid-in capital	87,952	52,446
Accumulated other comprehensive income (loss)	(797)	35
Accumulated deficit	(385,014)	(309,780)
Total stockholders' equity (deficit)	(297,856)	(257,296)
Total liabilities, common stock subject to possible redemption, redeemable convertible preferred stock and stockholders’ deficit	$ 217,747	$ 220,873